Accounting pronouncements	9 Months Ended
Sep. 30, 2012
Accounting pronouncements
Accounting pronouncements

4              Accounting pronouncements

a) Newly issued accounting pronouncements

Accounting Standards Update - ASU number 2012-04: Technical Corrections and Improvements. This ASU represent changes to clarify the codifications, correct unintended application of guidance, or make minor improvements to the codifications. The amendments in this ASU are effective for public entities for fiscal periods beginning after December 15, 2012.

ASU number 2012-03: Technical Amendments and Corrections to SEC Sections. This ASU update SEC paragraphs pursuant to SEC Staff Accounting Bulletin No. 114, technical amendments pursuant to SEC Release No. 33-9250, and corrections related to FASB Accounting Standards Update 2010-22.

ASU number 2012-02: Intangibles—Goodwill and Other (Topic 350). The objective of this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments in this ASU are effective for annual and interim impairment tests performed for public entities for fiscal years and interim periods beginning after September 15, 2012.